Note 11 - Commitments and Contingencies - Future Minimum Lease Payments (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015
2016, rental expense		$ 3,831,000
2016, less, sublease income		141,000
2016, net		3,690,000
2017, rental expense	$ 2,648,000	2,470,000
2017, less, sublease income	84,000	84,000
2017, net	2,564,000	2,386,000
2018, rental expense	1,855,000	1,808,000
2018, less, sublease income
2018, net	1,855,000	1,808,000
2019, rental expense	1,057,000	1,063,000
2019, less, sublease income
2019, net	1,057,000	1,063,000
2020, rental expense	885,000	907,000
2020, less, sublease income
2020, net	885,000	907,000
Thereafter, rental expense	900,000	853,000
Thereafter, less, sublease income
Thereafter, net	900,000	853,000
Total, rental expense	8,295,000	10,932,000
Total, less, sublease income	119,000	225,000
Total, net	$ 8,176,000	$ 10,707,000